Business combinations, 2023 (Details) - Asset Acquisition 2023 [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16	$ 55
Rights of use under IFRS 16 (lessee) or intangible assets under IAS 38	4,871
Other current and non-current liabilities	(3,000)
Total net assets acquired at fair value	1,926
Asset acquisition - purchase price	(1,926)
Net result of business combinations	0
Revenue contributed by the acquisitions	0
Amount of profit after tax	700
Additional amount of profit after tax	$ 2,000